Consolidated Statements of Comprehensive Loss (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Foreign currency translation adjustments tax	¥ 0	¥ 0